Non-Interest Income (Tables)	12 Months Ended
Dec. 31, 2013
Non-Interest Income [Abstract]
Schedule Of Components Of Non-Interest Income

Non-interest Income (dollars in millions)
	Years Ended December 31,
	2013	2012	2011
Rental income on operating leases	$ 1,897.4	$ 1,900.8	$ 1,785.6
Other Income:
Gains on sales of leasing equipment	$ 130.5	$ 117.6	$ 148.4
Factoring commissions	122.3	126.5	132.5
Fee revenues	101.5	86.1	97.3
Gains on loan and portfolio sales	48.8	162.3	290.8
Recoveries of loans charged off pre-emergence and loans charged off prior to transfer to held for sale	21.9	54.3	124.1
Counterparty receivable accretion	8.6	88.7	101.4
Gain on investments	8.2	40.2	45.7
Gains (losses) on derivatives and foreign currency exchange	1.0	(5.7)	(5.2)
Impairment on assets held for sale	(124.0)	(115.1)	(89.0)
Other revenues	62.5	59.8	108.2
Total other income	381.3	614.7	954.2
Total non-interest income	$ 2,278.7	$ 2,515.5	$ 2,739.8